Loss and loss adjustment expense reserves	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Loss and Loss Adjustment Expense Reserves [Abstract]
Loss and loss adjustment expense reserves
Loss and loss adjustment expense reserves
As of September 30, 2014 and December 31, 2013, loss and loss adjustment expense reserves in the condensed consolidated balance sheets was comprised of the following:

	September 30, 2014	December 31, 2013
	($ in thousands)
Case loss and loss adjustment expense reserves	$50,868	$34,307
Incurred but not reported loss and loss adjustment expense reserves	136,445	100,024
	$187,313	$134,331

The following table represents the activity in the reserve for losses and loss adjustment expenses for the nine months ended September 30, 2014 and 2013:

	September 30, 2014	September 30, 2013
	($ in thousands)
Gross reserves for loss and loss adjustment expenses, beginning of period	$134,331	$67,271
Less: loss and loss adjustment expenses recoverable, beginning of period	(9,277)	—
Net reserves for loss and loss adjustment expenses, beginning of period	125,054	67,271
Increase (decrease) in net loss and loss adjustment expenses incurred in respect of losses occurring in:
Current year	149,325	107,279
Prior years'	1,458	(3,600)
Total incurred loss and loss adjustment expenses	150,783	103,679
Net loss and loss adjustment expenses paid in respect of losses occurring in:
Current year	(41,538)	(14,951)
Prior years'	(48,398)	(18,576)
Total net paid losses	(89,936)	(33,527)
Net reserve for loss and loss adjustment expenses, end of period	185,901	137,423
Plus: loss and loss adjustment expenses recoverable, end of period	1,412	6,284
Gross reserve for loss and loss adjustment expenses, end of period	$187,313	$143,707

The $1.5 million increase in prior years' reserves for the nine months ended September 30, 2014 reflects $0.9 million of net adverse reserve development and $0.6 million of additional reserves for loss and loss adjustment expenses resulting from premium increases on certain contracts. The changes in loss and loss adjustment expense reserves related to premium estimate changes were accompanied by similar changes in the premium earned for those contracts, resulting in minimal impact to net underwriting income in both periods. The $3.6 million decrease in prior years' reserves recorded in the nine months ended September 30, 2013 related primarily to one crop contract, which was accompanied by an equal decrease in the premium written and earned for that contract, resulting in a minimal impact to underwriting income.

Loss and loss adjustment expense reserves
As of December 31, 2013 and 2012, loss and loss adjustment expense reserves in the consolidated balance sheets was comprised of the following:

	December 31, 2013	December 31, 2012
	($ in thousands)
Case loss and loss adjustment expense reserves	$34,307	$3,668
Incurred but not reported loss and loss adjustment expense reserves	100,024	63,603
	$134,331	$67,271

The following table represents the activity in the reserve for losses and loss adjustment expenses for the years ended December 31, 2013 and 2012:

	2013	2012
	($ in thousands)
Gross reserves for loss and loss adjustment expenses, beginning of year	$67,271	$—
Less: loss and loss adjustment expenses recoverable, beginning of year	—	—
Net reserves for loss and loss adjustment expenses, beginning of year	67,271	—
Increase (decrease) in net loss and loss adjustment expenses incurred in respect of losses occurring in:
Current year	144,509	80,306
Prior years'	(4,697)	—
Total incurred loss and loss adjustment expenses	139,812	80,306
Net loss and loss adjustment expenses paid in respect of losses occurring in:
Current year	(27,528)	(13,035)
Prior years'	(54,501)	—
Total net paid losses	(82,029)	(13,035)
Net reserve for loss and loss adjustment expenses, end of year	125,054	67,271
Plus: loss and loss adjustment expenses recoverable, end of year	9,277	—
Gross reserve for loss and loss adjustment expenses, end of year	$134,331	$67,271

The $4.7 million decrease in prior years' reserves reflects $1.3 million of favorable loss experience on several contracts and $3.4 million related to premium estimate decreases, primarily related to one crop contract. The reduction in loss and loss adjustment expense reserves related to premium estimates was accompanied by an equal decrease in the premium written and earned for that contract, resulting in a minimal impact to net underwriting income.